Major restructuring costs - Summary of Major restructuring charges from continuing operations by programme (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of restructuring costs [line items]
Cash	£ 263	£ 206
Non-cash	119	115
Total	382	321
Separation Preparation programme
Disclosure of restructuring costs [line items]
Cash	199	177
Non-cash	117	110
Total	316	287
Significant acquisitions
Disclosure of restructuring costs [line items]
Cash	65	20
Non-cash	1	0
Total	66	20
Legacy programmes
Disclosure of restructuring costs [line items]
Cash	(1)	9
Non-cash	1	5
Total	£ 0	£ 14